Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES, net	$ 313,310	$ 107,990	$ 610,323	$ 35,258
COST OF GOODS SOLD	135,532	42,562	274,707	14,580
GROSS PROFIT	177,778	65,428	335,616	20,678
OPERATING EXPENSES:
General and administrative expenses	553,269	273,528	1,070,085	831,673
Sales and marketing	350,114	80,041	535,242	117,181
Research and development	183,823	115,918	460,991	347,885
Stock based compensation	129,625	39,250	242,146	525,062
Depreciation and amortization	9,605	7,401	29,422	29,101
Total operating expenses	1,226,436	516,138	2,337,886	1,850,902
Loss from operations	(1,048,658)	(450,710)	(2,002,270)	(1,830,224)
OTHER INCOME (EXPENSES):
Other income	556		17,253	47,082
Interest income	1,119	581	3,320	2,362
Interest expense	(881)	(707)	(3,537)	(2,925)
Total other income (expense)	794	(126)	17,036	46,519
Loss before the provision for income taxes	(1,047,864)	(450,836)	(1,985,234)	(1,783,705)
PROVISION FOR INCOME TAXES
NET LOSS	$ (1,047,864)	$ (450,836)	$ (1,985,234)	$ (1,783,705)
NET LOSS PER SHARE
Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic	122,674,516	86,491,377	99,951,385	76,227,524
Diluted	122,674,516	86,491,377	99,951,385	76,227,524